Investments in joint ventures - Summarized financial information relating to the group's share of joint ventures (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of joint ventures [line items]
Sales and other operating revenues		$ 194,629	$ 213,032	$ 248,891
Profit (loss) before interest and taxation		11,297	27,348	18,039
Finance costs		4,683	3,840	2,703
Profit (loss) before taxation		6,782	23,749	15,405
Taxation		5,553	7,869	16,762
Non-controlling interests		848	641	1,130
Profit (loss) for the year	[1]	1,229	15,880	(1,357)
Other comprehensive income	[1]	(461)	(511)	8,208
Total comprehensive income	[1]	768	15,369	6,851
Non-current assets		179,394	176,148
Current assets		102,834	104,146
Assets		282,228	280,294
Current liabilities		82,241	86,078
Non-current liabilities		121,669	108,723
Liabilities		203,910	194,801
Net assets		78,318	85,493
Non-controlling interests		19,072	15,210
bp shareholders’ equity		59,246	70,283
Net impairment and losses on sale of businesses and fixed assets		6,995	5,857	30,522
Investments in joint ventures		12,291	12,435
Azule Energy Holdings Limited [Member]
Disclosure of joint ventures [line items]
Sales and other operating revenues		2,705	2,582	1,137
Profit (loss) before interest and taxation		948	1,073	730
Finance costs		256	200	109
Profit (loss) before taxation		692	873	621
Taxation		188	173	81
Non-controlling interests		0	0	0
Profit (loss) for the year		504	700	540
Other comprehensive income		0	0	0
Total comprehensive income		504	700	540
Non-current assets		10,292	9,394
Current assets		1,692	1,964
Assets		11,984	11,358
Current liabilities		1,788	1,255
Non-current liabilities		5,087	5,037
Liabilities		6,875	6,292
Net assets		5,109	5,066
Non-controlling interests		0	0
bp shareholders’ equity		5,109	5,066
Net impairment and losses on sale of businesses and fixed assets		0	0
Loans made by group companies to associates		0	0
Investments in joint ventures		5,109	5,066
Pan American Energy Group [Member]
Disclosure of joint ventures [line items]
Sales and other operating revenues				3,204
Profit (loss) before interest and taxation				780
Finance costs				188
Profit (loss) before taxation				592
Taxation				54
Non-controlling interests				0
Profit (loss) for the year				538
Other comprehensive income				0
Total comprehensive income				538
Investments in joint ventures		0	0
Other joint ventures
Disclosure of joint ventures [line items]
Sales and other operating revenues		12,164	13,705	9,770
Profit (loss) before interest and taxation		(74)	8	255
Finance costs		249	421	137
Profit (loss) before taxation		(323)	(413)	118
Taxation		(729)	219	67
Non-controlling interests		1	1	1
Profit (loss) for the year		405	(633)	50
Other comprehensive income		(3)	45	50
Total comprehensive income		402	(588)	100
Non-current assets		13,871	16,505
Current assets		4,363	4,387
Assets		18,234	20,892
Current liabilities		2,914	2,992
Non-current liabilities		5,057	7,505
Liabilities		7,971	10,497
Net assets		10,263	10,395
Non-controlling interests		(11)	(15)
bp shareholders’ equity		10,252	10,380
Net impairment and losses on sale of businesses and fixed assets		(3,066)	(3,007)
Loans made by group companies to associates		(4)	(4)
Investments in joint ventures		7,182	7,369
Total for all joint ventures
Disclosure of joint ventures [line items]
Sales and other operating revenues		14,869	16,287	14,111
Profit (loss) before interest and taxation		874	1,081	1,765
Finance costs		505	621	434
Profit (loss) before taxation		369	460	1,331
Taxation		(541)	392	202
Non-controlling interests		1	1	1
Profit (loss) for the year		909	67	1,128
Other comprehensive income		(3)	45	50
Total comprehensive income		906	112	$ 1,178
Non-current assets		24,163	25,899
Current assets		6,055	6,351
Assets		30,218	32,250
Current liabilities		4,702	4,247
Non-current liabilities		10,144	12,542
Liabilities		14,846	16,789
Net assets		15,372	15,461
Non-controlling interests		(11)	(15)
bp shareholders’ equity		15,361	15,446
Net impairment and losses on sale of businesses and fixed assets		(3,066)	(3,007)
Loans made by group companies to associates		(4)	(4)
Investments in joint ventures		$ 12,291	$ 12,435

[1]	See Note 32 for further information.